Stock-based Compensation (Details) - USD ($)			1 Months Ended		12 Months Ended		72 Months Ended	116 Months Ended
	Jun. 03, 2014	May. 19, 2009	May. 16, 2015	May. 16, 2005	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					734,000	284,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					1,245,000	750,000	1,245,000	1,245,000	792,000
Allocated Share-based Compensation Expense					$ 592,000	$ 299,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					6 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 774,000	46,000	$ 774,000	$ 774,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					$ 274,000	$ 40,000	274,000	274,000
Stock Issued During Period, Shares, Stock Splits					308	5,411
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 390	$ 5,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 894,000		$ 894,000	$ 894,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					4 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					50,000
Restricted Stock Units Issued in Violation of Terms of Share-based Compensation Plans, Amount							100,660
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate					29.50%	20.50%
The 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		500,000
Non Qualified Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 384,000	$ 247,000
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				749,776
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance			16,667
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized								1,249,776
Stock Option Plan And The 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					1,381,914	482,083	1,381,914	1,381,914
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 208,000	$ 52,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					105,000	50,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 219,000		$ 219,000	$ 219,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number					155,663		155,663	155,663
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Rate					5.00%
Restricted Stock Units (RSUs) [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					55,000